Shareholders' equity (Additional Information Regarding Repurchase, Reissuance and Retirement of Treasury Stock) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Repurchase of Treasury Stock | To return capital to shareholders
Equity, Class of Treasury Stock [Line Items]
Reason for repurchasing treasury stock	For the years ended March 31, 2019, 2018 and 2017, The repurchase was made to return capital to shareholders in addition to promoting capital efficiency and agile capital policy in view of the business environment.
Number of common shares repurchased	77,622,700	73,708,400	116,555,700
Total purchase price for repurchase of shares	¥ 549,986	¥ 499,989	¥ 699,986
Retirement of Treasury Stock
Equity, Class of Treasury Stock [Line Items]
Reason for retiring treasury stock	For the years ended March 31, 2017 , The retirement was made to relieve concerns regarding the dilution of common share value due to reissuance of treasury stock in the future.
Number of common shares retired			75,000,000
Reissuance of Treasury Stock | Business Cooperation With Mazda
Equity, Class of Treasury Stock [Line Items]
Number of common shares reissued		8,293,300
Amount of proceeds		¥ 50,000